Empower Large Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%		14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%		10.53%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		17.33%	13.40%		12.07%
Performance Inception Date
Investor
Prospectus [Line Items]
Average Annual Return, Percent		16.93%	12.98%		11.67%
Investor II
Prospectus [Line Items]
Average Annual Return, Percent		17.12%	13.15%	12.37%
Performance Inception Date	Oct. 25, 2019
Investor II | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	15.69%
Investor II | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.67%